BORROWINGS FROM OTHER FINANCIAL INSTITUTIONS - Obligations granted by domestic banks maturity (Details) - COP ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023
BORROWINGS FROM OTHER FINANCIAL INSTITUTIONS
Borrowings from other financial institutions	$ 12,938,759	$ 15,648,606
Obligations granted by domestic banks
BORROWINGS FROM OTHER FINANCIAL INSTITUTIONS
Borrowings from other financial institutions	5,568,420	6,508,772
Obligations granted by domestic banks | No more than twelve months after the reporting period
BORROWINGS FROM OTHER FINANCIAL INSTITUTIONS
Borrowings from other financial institutions	190,212	767,470
Obligations granted by domestic banks | More than twelve months after the reporting period
BORROWINGS FROM OTHER FINANCIAL INSTITUTIONS
Borrowings from other financial institutions	$ 5,378,208	$ 5,741,302